Supplementary information, Analysis of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Analysis of revenue from contracts with customers [Abstract]
Revenue from contracts with customers	$ 2,899.9	$ 3,001.0	$ 3,348.4
Total Revenue	2,899.9	3,001.0	3,348.4
Maintenance [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	1,791.7	1,920.8	2,051.6
SaaS & Other Recurring [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	239.8	245.3	278.9
Licence [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	688.6	646.5	800.0
Consulting [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	179.8	188.4	217.9
Recognized over time [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	2,031.5	2,166.1	2,330.5
Recognized over time [Member] | Maintenance [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	1,791.7	1,920.8	2,051.6
Recognized over time [Member] | SaaS & Other Recurring [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	239.8	245.3	278.9
Recognized at point in time [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	868.4	834.9	1,017.9
Recognized at point in time [Member] | Licence [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	688.6	646.5	800.0
Recognized at point in time [Member] | Consulting [Member]
Analysis of revenue from contracts with customers [Abstract]
Total Revenue	$ 179.8	$ 188.4	$ 217.9